MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2016
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
22.	MAINLAND CHINA CONTRIBUTION PLAN

Full time PRC employees of the Group are eligible to participate in a government-mandated multi- employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s income. Total provisions for employee benefits were nil, $902,418 and $1,297,485 for the years ended December 31, 2014, 2015 and 2016, respectively, reported as a component of operating expenses when incurred.